Principal Accounting Policies - Recent accounting pronouncements (Details) - Jan. 01, 2019 - ASU 2016-02 - Restatement adjustment ¥ in Millions, $ in Millions	USD ($)	CNY (¥)
Recent accounting pronouncements
Right-of-use asset	$ 14.5	¥ 99.5
Lease liability	$ 14.5	¥ 99.5